Consolidated Statements of Financial Position - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Current
Cash	$ 7,520	$ 159
Prepaid expenses and other receivable	44	64
Investment, available for sale	52	58,913
Assets, Current	7,616	59,136
Long-term assets
Long term portion of other receivable	56	68
Convertible note receivable	950	0
Investment in associate	681	0
Investment	700	700
Assets, Noncurrent	2,387	768
Total assets	10,003	59,904
Current liabilities
Accounts payable and accrued liabilities	127	109
Liabilities, Current	127	109
Non-current liabilities
Unsecured notes payable	233	181
Warrant liability	24	20
Liabilities, Noncurrent	257	201
Total liabilities	384	310
Shareholders' Equity
Capital stock	23,654	18,360
Stock option reserve	267	1,706
Accumulated other comprehensive income	32	24,547
Retained earnings (Deficit)	(14,334)	14,981
Total equity	9,619	59,594
Total liabilities and Shareholders' equity	$ 10,003	$ 59,904